Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2023	2022
Cash and cash equivalents	312	558

Overdrafts	(3)	(15)

Derivative financial instruments	5	(6)

Bonds	(611)	(610)

Investment in finance lease receivable	100	121

Lease liabilities	(547)	(605)

Net debt	(744)	(557)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2023, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

					2023

		Impact of	Impact of		Impact
		1% increase	1% decrease	Impact of 10%	of 10%
	Carrying	in interest	in interest	strengthening	weakening in
All figures in £ millions	value	rates	rates	in sterling	sterling
Investments in unlisted securities	143	–	–	(10)	12

Other receivable	12	–	–	(1)	1

Cash and cash equivalents	312	–	–	(24)	30

Derivative financial instruments	5	15	(15)	(5)	19

Bonds	(611)	2	(2)	24	(29)

Other borrowings	(550)	–	–	21	(26)

Investment in finance lease receivable	100	–	–	(9)	11

Deferred and contingent consideration	(57)	–	–	3	(4)

Other net financial assets	378	–	–	(31)	38

Total	(268)	17	(17)	(32)	52

					2022

		Impact of 1%	Impact of 1%	Impact of 10%	Impact of 10%
	Carrying	increase in	decrease in	strengthening	weakening in
All figures in £ millions	value	interest rates	interest rates	in sterling	sterling
Investments in unlisted securities	133	–	–	(10)	12

Other receivable	3	–	–	–	–

Cash and cash equivalents	558	–	–	(25)	31

Derivative financial instruments	(6)	7	(6)	(10)	12

Bonds	(610)	4	(4)	24	(30)

Other borrowings	(620)	–	–	26	(32)

Investment in finance lease receivable	121	–	–	(11)	13

Deferred and contingent consideration	(79)	–	–	4	(5)

Other net financial assets	477	–	–	(38)	47

Total	(23)	11	(10)	(40)	48

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

	Analysed by maturity				Analysed by currency

All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2023

Bonds	–	257	354	611	–	354	257	611

Rate derivatives – inflows	(13)	(262)	–	(275)	(6)	(9)	(260)	(275)

Rate derivatives – outflows	5	268	–	273	178	89	6	273

FX forwards – inflows	(428)	–	–	(428)	–	(428)	–	(428)

FX forwards – outflows	421	–	–	421	421	–	–	421
Total	(15)	263	354	602	593	6	3	602
At 31 December 2022

Bonds	–	342	389	731	–	455	276	731

Rate derivatives – inflows	(11)	(471)	–	(482)	(24)	(170)	(288)	(482)

Rate derivatives – outflows	1	490	–	491	224	255	12	491

FX forwards – inflows	(304)	–	–	(304)	–	(304)	–	(304)

FX forwards – outflows	313	–	–	313	–	313	–	313
Total	(1)	361	389	749	200	549	–	749